Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-current Assets
Non-current portion of auto financing receivables	¥ 2,162,417
Non-current portion of national subsidy receivable	1,933,971		¥ 651,006
Long-term deposits	636,124		128,355
Non-current portion of receivables of installment payments for battery	409,197		637,402
Non-current portion of prepayments for purchase of property and equipment	376,675		15,072
Non-current portion of right of use assets - finance lease	66,052		95,887
Others	14,328		34,033
Total	¥ 5,598,764	$ 878,568	¥ 1,561,755